Cost and Estimated Earnings on Uncompleted Contracts (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Costs in excess of billings	$ 480,825	$ 356,495
Costs to fulfill contracts, net	32,081	18,129
Contract assets	$ 512,906	$ 374,624